Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Changes in Accumulated Other Comprehensive Income
The following tables summarize the changes in Accumulated Other Comprehensive Income (Loss) (“OCI”) for 2013:

			Foreign
	Cash Flow(a)	Pension(a)	Currency
(in thousands)	Hedges	Items	Items	Total
Balance as of December 31, 2012	$35	$(12,062)	$7,442	$(4,585)
Other comprehensive income before reclassifications	(212)	3,180	5,427	8,395
Amounts reclassified from OCI	78	2,114	—	2,192
Balance as of December 31, 2013	$(99)	$(6,768)	$12,869	$6,002
(a) Cash Flow Hedges and Pension Items are net of tax.